Fair Value Measurement - Summary of Quantitative Information About The Significant Unobservable Inputs (Details) - Level 3 Inputs - Recurring Basis		Dec. 31, 2024	Dec. 31, 2023
Expected Future Recovery Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.026	0.042
Expected Future Recovery Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.026	0.042
Expected Future Recovery Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	[1]	0.026	0.042
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.013	0.014
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.099	0.118
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	[2]	0.059	0.074
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.10
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.10
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities		0.075	0.10

[1]	Expressed as a percentage of the principal balance of the loans acquired/purchased.
[2]	Expressed as a percentage of the original principal balance of the loans.